Stockholders' Equity (Summary of nonvested restricted stock award activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Shares
Nonvested, Beginning	1,209
Granted	1,267
Vested	(711)
Forfeited	(21)
Nonvested, Ending	1,744
Weighted Average Grant Date Fair Value
Nonvested, Beginning (USD per share)	$ 8.60
Granted (USD per share)	$ 10.04
Vested (USD per share)	$ 9.89
Forfeited (USD per share)	$ 9.05
Nonvested, Ending (USD per share)	$ 9.11